Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Other accounts payable	$ 63,172	$ 53,790
Government institutions [Member]
Disclosure of detailed information about borrowings [line items]
Other accounts payable	35,775	29,485
Accrued royalties to the IIA [Member]
Disclosure of detailed information about borrowings [line items]
Other accounts payable	223	843
Accrued expenses and other current liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Other accounts payable	$ 27,174	$ 23,462